Summary of Significant Accounting Policies and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies and Basis of Presentation
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Prior to their dissolution, the Company’s consolidated financial statements included the accounts of FronThera U.S. Holdings Inc. and FronThera U.S. Pharmaceuticals LLC, two wholly owned subsidiaries, and all intercompany transactions were eliminated.

Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

On an ongoing basis, the Company evaluates estimates and assumptions, including but not limited to those related to accruals for research and development expenses and accruals, stock-based compensation expense, the fair value of common stock and the fair value of the derivative liability. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from those estimates.

Segment and Geographical Information

Segment and Geographical Information

The Company operates and manages its business as one reportable and operating segment, which is the business of researching and developing medicines for autoimmune disorders. The chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance (see Note 14). All of the Company’s long-lived assets are located in the United States.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents, investments in marketable securities and restricted cash. The Company maintains bank deposits in federally insured financial institutions and certain of these deposits exceed federally insured limits. To date, the Company has not experienced any losses on its deposits of cash and periodically evaluates the creditworthiness of the financial institutions at which its bank deposits are maintained.

The Company may also invest in money market funds, U.S. treasuries, commercial paper, corporate bonds, supranational debt securities and agency bonds, which can be subject to certain credit risks. The Company mitigates the risks by investing in high-grade instruments, limiting its exposure to any one issuer and monitoring the ongoing creditworthiness of the financial institutions and issuers. The Company has not experienced any loss of principal on its financial instruments.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to certain risks and uncertainties, including, but not limited to, changes in any of the following areas that the Company believes could have a material adverse effect on the future financial position or results of operations: the Company’s ability to advance the development of its proprietary precision data analytics platform, timing and ability to advance its product candidates through preclinical and clinical development; costs and timelines associated with the manufacturing of clinical supplies; regulatory approval, market acceptance of, and reimbursement for, any product candidates the Company may develop; performance of third-party vendors; competition from pharmaceutical or other biotechnology companies with greater financial resources or expertise;

protection of intellectual property; litigation or claims against the Company based on intellectual property or other factors; and its ability to attract and retain employees necessary to support its growth.

The Company’s business and results of operations may be affected by worldwide economic conditions, which may continue to be impacted by global macroeconomic challenges and uncertainty in the markets, including severely diminished liquidity and credit availability, rising inflation and monetary supply shifts, rising interest rates, labor shortages, declines in consumer confidence, declines in economic growth, increases in unemployment rates, recession risks and uncertainty about economic and geopolitical stability (for example, related to the ongoing conflicts in Ukraine and Israel and the surrounding areas). These worldwide economic conditions may continue into 2025 and may negatively impact the Company’s business, financial position and results of operations.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Restricted Cash	Restricted Cash Restricted cash represents security deposits in the form of letters of credit issued in connection with the Company’s leases (see Note 7).
Marketable Securities

Marketable Securities

Marketable securities may consist of money market funds, U.S. treasuries, commercial paper, corporate bonds, supranational debt securities and agency bonds with original maturities of more than three months at the time of purchase. As the Company’s entire investment portfolio is considered available for use in current operations, the Company classifies all marketable securities as available-for-sale and as current assets, even though the stated maturity may be more than one year from the current balance sheet date. Marketable securities are carried at fair value, with change in fair value reported as unrealized gains or losses in accumulated other comprehensive income (loss), which is a separate component of stockholders’ equity (deficit) in the consolidated balance sheets.

The amortized cost of marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity, which is included in interest income in the consolidated statements of operations and comprehensive loss. Realized gains and losses on the sale of securities are determined by specific identification of each security’s cost basis. The Company regularly reviews its investment portfolio to determine if any security is impaired, which would require it to record an allowance for credit losses or an impairment charge in the period any such determination is made. In making this judgment, the Company evaluates, among other things, the extent to which the fair value of a security is less than its amortized cost, its intent to sell or whether it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the financial condition of the issuer and any changes thereto, and, as necessary, the portion of a decline in fair value that is credit-related. This assessment could change in the future due to new developments or changes in assumptions related to any particular security. Realized gains and losses, allowances for credit losses and impairments on available-for-sale marketable securities, if any, are recorded in the consolidated statements of operations and comprehensive loss.

Fair Value Measurement

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying amounts of prepaid expenses, other current assets, accounts payable, accrued expenses and other liabilities approximate fair value due to their short-term maturities. Financial instruments, such as money market funds, marketable securities and derivative liabilities are measured at fair value at each reporting date (see Note 3).

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting and other third-party fees directly relating to in-process equity financings or offerings are capitalized. Deferred offering costs are offset against offering proceeds upon the completion of the financing or the offering. In the event the financing or the offering is terminated or delayed, deferred offering costs are expensed immediately as a charge to general and administrative expenses in the consolidated statements of operations and comprehensive loss. As of December 31, 2024 and 2023, the Company had no deferred offering costs in its consolidated balance sheets.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of assets. Costs for capital assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service. Repair and maintenance costs that are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred. Improvements are capitalized as additions to property and equipment. Upon sale or retirement of assets, the costs and related accumulated depreciation are removed from the consolidated balance sheets and the resulting gain or loss is reflected within operating expenses in the consolidated statements of operations and comprehensive loss.

Asset Acquisitions and Acquired In-Process Research and Development Expenses

Asset Acquisitions and Acquired In-Process Research and Development Expenses

The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the asset or group of assets, which includes transaction costs. The Company determines if the acquisition should be accounted for as an asset acquisition after considering whether substantially all of the fair value of the gross assets acquired is concentrated in a single asset or group of assets and whether the Company acquired a substantive process capable of significantly contributing to the Company’s ability to create outputs. Goodwill is not recognized in asset acquisitions. If acquired in-process technology assets, including licenses, know-how and patents are determined to not have an alternative future use, the cost is charged to research and development expenses at the acquisition date.

The Company accounts for contingent consideration identified in an asset acquisition that does not meet the definition of a derivative under ASC 815, Derivatives and Hedging, when the payment becomes probable and reasonably estimable.

Such amounts are expensed or capitalized based on the nature of the associated asset at the date the related contingency is recognized.

Leases

Leases

The Company determines whether an arrangement is or contains a lease at the inception of the arrangement and whether such a lease should be classified as a financing lease or operating lease at the commencement date of the lease. Leases with a term greater than one year are classified as operating lease right-of-use assets, net and operating lease liabilities, current and non-current in the consolidated balance sheets. The Company elected not to recognize the right-of-use assets and lease liabilities for leases with lease terms of one year or less (short-term leases). Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the lease term. The Company considers the lease term to be the noncancelable period that it has the right to use the underlying asset, together with any periods where it is reasonably certain it will exercise an option to extend (or not terminate) the lease. As the interest rate implicit in the Company’s lease contracts is not readily determinable, the Company utilizes its incremental borrowing rate to determine the present value of lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that a lessee would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment.

Rent expense for operating leases is recognized on a straight-line basis over the lease term. The Company has elected to not separate lease and non-lease components for its real estate leases and instead accounts for each separate lease component and the non-lease components associated with that lease component as a single lease component. Variable lease payments are recognized as incurred.

As of December 31, 2024 and 2023, the Company had no finance leases.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company regularly reviews the carrying value and estimated lives of all of its long-lived assets, including property and equipment, and ROU assets to determine whether indicators of impairment may exist which warrant adjustments to carrying values or estimated useful lives. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to future undiscounted net cash flows expected to be generated by the asset or asset group. Should impairment exist, the impairment loss to be recognized is measured by the amount by which the carrying amount of the asset exceeds the projected discounted future net cash flows arising from the asset.

Derivative Liability

Derivative Liability

The Company may issue financial instruments, such as promissory notes, which include embedded derivatives, such as call options. Derivatives are accounted for under ASC 815, Derivatives and Hedging. The Company performs analysis of derivatives embedded in the financial instruments, and if any requires bifurcation, accounts for these at fair value at the issuance date. In May 2024, the Company issued Series C redeemable convertible preferred stock shares, which included embedded derivatives that required bifurcation (see Note 3).

A derivative liability is accounted for separately from the financial instrument at fair value on the issuance date and is remeasured each reporting period. The changes in the fair value of the derivative liability are included in change in fair value of derivative liability in the consolidated statements of operations and comprehensive loss.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Company recorded redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of offering costs. The redeemable convertible preferred stock was recorded outside of permanent equity because while it was not mandatory, redemption was contingent upon the occurrence of certain events considered not solely within the Company’s control. The Company did not adjust the carrying values of the redeemable convertible preferred stock to the liquidation preferences of such stock, because it was uncertain whether or when a deemed liquidation event would occur that would obligate the Company to pay the liquidation preferences to holders of redeemable convertible preferred stock. Subsequent adjustments to the carrying values to the liquidation preferences would be made only when it became probable that such a deemed liquidation event would occur (see Note 8).

Research and Development Expenses and Accruals

Research and Development Expenses and Accruals

Research and development costs are expensed as incurred. Research and development costs consist primarily of costs associated with acquiring technology and intellectual property licenses that have no alternative future uses, costs incurred under in-license or assignment agreements, salaries and benefits of research and development personnel, costs related to research activities, preclinical studies, clinical trials, drug manufacturing, third-party professional research and development consulting services, and allocated overhead and facility-related expenses. Payments associated with licensing agreements to acquire exclusive licenses to develop, use, manufacture and commercialize products that have not reached technological feasibility and do not have alternate future use will also be expensed as incurred.

The Company records accrued liabilities for estimated costs of its research and development activities conducted by third-party service providers. The Company accrues these costs based on factors such as estimates of the work completed and in accordance with the third-party service agreements. If the Company does not identify costs that have begun to be incurred or if the Company underestimates or overestimates the level of services performed or the costs of these services, actual expenses could differ from the estimates. To date, the Company has not experienced any material differences between accrued costs and actual costs incurred.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed and classified as current or non-current prepaid expenses and other assets.

The Company makes payments in connection with clinical trials to CMOs that manufacture the materials for its product candidates and to CROs and clinical trial sites that conduct and manage the Company’s clinical trials. The financial terms of these contracts are subject to negotiation, which vary by contract and may result in payments that do not match the periods over which materials or services are provided. Generally, these agreements set forth the scope of work to be performed at a fixed fee, unit price or on a time and materials basis. The Company makes estimates of accrued research and development expenses as of each balance sheet date based on facts and circumstances known at that time. The Company periodically confirms the accuracy of its estimates with the service providers and makes adjustments, if necessary. Research and development accruals are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development services provided, but not yet invoiced, are included in accrued expenses in the consolidated balance sheets. If the actual timing of the performance of services or the level of effort varies from the original estimates, the Company will adjust the accrual accordingly.

Patent Costs

Patent Costs

All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Stock-Based Compensation

Stock-Based Compensation

The Company grants stock-based awards to employees, directors and non-employee consultants in the form of stock options to purchase shares of its common stock. The Company measures stock options granted with service-based vesting based on the fair value of the award on the grant date using the Black-Scholes option-pricing model. The model requires management to make a number of assumptions, including common stock fair value, expected volatility, expected term, risk-free interest rate and expected dividend yield. The Company expenses the fair value of its stock-based compensation awards on a straight-line basis over the requisite service period, which is the period in which the related services are received.

The Company has also granted stock options with graded vesting based on market, service and performance conditions. At the grant date, the fair value of these stock options was estimated using a Monte Carlo simulation model, which uses a distribution of potential outcomes over the vesting period. The assumptions utilized in the calculation included the Company’s expected common stock price, expected volatility, risk-free rate and expected term. Stock-based compensation expense for these awards is recognized on a straight-line basis over the requisite service period, which is the longer of the explicit service period of the service condition and the derived service period of the market condition, as determined for each separately vesting portion of the awards as if each award was, in substance, multiple awards.

The Company accounts for award forfeitures as they occur. The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s salary or services costs are classified.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes.

The Company assesses the likelihood of deferred tax assets being realized. It provides a valuation allowance when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences representing net future deductible amounts become deductible.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Tax positions that meet the more-likely-than-not threshold are measured at the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the taxing authority. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss represents all changes in stockholders’ deficit except those resulting from distributions to stockholders. The Company’s other comprehensive income (loss) for the years ended December 31, 2024 and 2023 consisted of unrealized gain (loss) on marketable securities, net of taxes.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. As such, net income is attributed to common stockholders and participating securities based on their participation rights. Prior to the IPO, under the two-class method, the net loss attributable to common stockholders was not allocated to the redeemable convertible preferred stock as the holders of the redeemable convertible preferred stock did not have a contractual obligation to share in the Company’s losses. Upon the IPO, the Company’s redeemable convertible preferred stock converted into either Class A or Class B common stock, and were immediately thereafter redesignated into voting and non-voting common stock, respectively, and therefore are included in the allocation of net loss attributable to common stockholders as they share in the Company’s losses. Voting and non-voting common stock participate in the Company’s losses equally. Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. Potentially dilutive securities include common stock issued and outstanding, unvested restricted common stock, early exercised stock options, and redeemable convertible preferred stock issued and outstanding. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. The Company qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and has elected not to “opt out” of the extended transition related to complying with new or revised accounting standards, which means that when a standard is issued or revised and it has different application dates for public and private companies, the Company will adopt the new or revised standard at the time private companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company may choose to early adopt any new or revised accounting standards whenever such early adoption is permitted for private companies.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This ASU requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this standard in the consolidated financial statements for the year ended December 31, 2024. The adoption of this standard did not impact the Company’s reportable segments and additional required disclosures have been included in Note 14.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements - Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). ASU 2024-02 clarifies and simplifies references to certain concept statements within U.S. GAAP and applies to all reporting entities within the scope of the affected accounting guidance, but in most instances the references removed are extraneous and not required to understand or apply the guidance. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024 for public entities and for fiscal years beginning after December 15, 2025 for all other entities, with early application permitted. The Company adopted this standard in the consolidated financial statements for the year ended December 31, 2024. The adoption of this standard did not have a material impact on its consolidated financial statements at the adoption date.

Recently Issued and Not Yet Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires the disclosure of specific categories in the rate reconciliation and greater disaggregation for income taxes paid. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 for public entities and for fiscal years beginning after December 15, 2025 for all other entities, with early application permitted. ASU 2023-09 should be adopted prospectively with the option to be adopted retrospectively. The Company is currently evaluating the impact of this standard on its disclosure in its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (Topic 220) (“ASU 2024-03”), requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments of ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The requirements of ASU 2024-03 may be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the impact of adopting ASU 2024-03 on its consolidated financial statements and disclosures.